Time charter revenues and related contract balances (Tables)	6 Months Ended
Jun. 30, 2020
Time charter revenues and related contract balances
Summary of disaggregated revenue

The following tables summarize the disaggregated revenue of the Partnership by segment for the three and six months ended June 30, 2020 and 2019:

	Three months ended June 30, 2020
		Joint venture
	Majority	FSRUs		Total
	Held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$21,935	6,405	—	28,340	(6,405)	$21,935
Time charter service revenues, excluding amortization	13,260	5,054	—	18,314	(5,054)	13,260
Amortization of above market & contract extension intangibles	(759)	—	—	(759)		(759)
Amortization of deferred revenue for modifications & drydock	—	680	—	680	(680)	—
Total revenues (4)	$34,436	12,139	—	46,575	(12,139)	$34,436

	Three months ended June 30, 2019
		Joint venture
	Majority	FSRUs		Total
	Held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$21,239	6,405	—	27,644	(6,405)	$21,239
Time charter service revenues, excluding amortization	13,433	3,713	—	17,156	(3,713)	13,443
Amortization of above market contract intangibles	(905)	—	—	(905)		(905)
Amortization of deferred revenue for modifications & drydock	—	634	—	634	(634)	—
Total revenues (4)	$33,777	10,752	—	44,529	(10,752)	$33,777

	Six months ended June 30, 2020
		Joint venture
	Majority	FSRUs		Total
	Held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$44,393	12,810	—	57,203	(12,810)	$44,393
Time charter service revenues, excluding amortization	28,393	8,507	—	36,900	(8,507)	28,393
Amortization of above market & contract extension intangibles	(1,664)	—	—	(1,664)	—	(1,664)
Amortization of deferred revenue for modifications & drydock	—	1,349	—	1,349	(1,349)	—
Total revenues (4)	$71,122	22,666	—	93,788	(22,666)	$71,122

	Six months ended June 30, 2019
		Joint venture
	Majority	FSRUs		Total
	Held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	Reporting
Lease revenues, excluding amortization (2)	$43,614	12,739	—	56,353	(12,739)	$43,614
Time charter service revenues, excluding amortization	28,038	6,990	—	35,028	(6,990)	28,038
Amortization of above market contract intangibles	(1,800)	—	—	(1,800)	—	(1,800)
Amortization of deferred revenue for modifications & drydock	—	1,352	—	1,352	(1,352)	—
Other revenue (3)	64	—	—	64	—	64
Total revenues (4)	$69,916	21,081	—	90,997	(21,081)	$69,916
(1)	Eliminations reverse the proportional amounts of revenue for Joint venture FSRUs to reflect the consolidated revenues included in the consolidated income statement. The Partnership's share of the Joint venture FSRUs revenues is included in Equity in earnings (loss) of joint ventures on the consolidated income statement.
(2)	The financing lease revenues comprise about one-fourth of the total lease revenues for the three and six months ended June 30, 2020 and 2019.
(3)	Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs related to the Mooring, subject to repayment to the extent recovered from insurance proceeds. Refer to notes 11 and 14.
(4)	Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.

Schedule of consolidated receivables between lease and service components

The following table summarizes the allocation of consolidated receivables between lease and service components:

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2020	2019
Trade receivable for lease	$5,233	$2,898
Trade receivable for time charter services	4,794	2,133
Allowance for expected credit losses	(60)	—
Total trade receivable and amounts due from affiliates	$9,967	$5,031

Summary of contract assets, contract liabilities and refund liabilities to customers

The following tables summarize the consolidated contract assets, contract liabilities and refund liabilities to customers for the six months ended June 30, 2020 and for the year ended December 31, 2019:

	Services related
	Contract	Refund liability
(in thousands of U.S. dollars)	asset	to charters
Balance January 1, 2020	$279	$(125)
Additions	—	(718)
Reduction for receivables recorded	(18)	—
Reduction for revenue recognized from previous years	—	48
Repayments of refund liabilities to charterer	—	17
Balance June 30, 2020	$261	$(778)

	Services related
	Contract	Refund liability
(in thousands of U.S. dollars)	Asset	to charters
Balance as of January 1, 2019	$—	$(1,834)
Additions	279	(65)
Reduction for receivables recorded	—	89
Reduction for revenue recognized from previous years	—	497
Repayments of refund liabilities to charterer	—	1,188
Balance as of December 31, 2019	$279	$(125)

Summary of direct financing lease	The financing lease is reflected on the consolidated balance sheets as net investment in financing lease, a receivable, as follows:

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2020	2019
Minimum lease payments	$589,074	$589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,345)	(440,345)
Initial direct cost, net	3,095	3,095
Net investment in financing lease	297,824	297,824
Principal repayment and amortization	(21,145)	(18,920)
Allowance for credit loss	(96)	—
Net investment in financing lease at period end	276,583	278,904
Less: Current portion	(4,756)	(4,551)
Long term net investment in financing lease	$271,827	$274,353

Net investment in financing lease consists of:
Financing lease receivable	$235,906	$240,000
Unguaranteed residual value	40,677	38,904
Net investment in financing lease at period end	$276,583	$278,904